Expenses by nature	12 Months Ended
Dec. 31, 2023
Disclosure Of Expenses By Nature [Abstract]
Expenses by nature

41 Expenses by nature

The following tables show the expenses by nature for the years ended December 31, 2023, 2022 and 2021 as required by IAS 1.104.

	2023	2022	2021
Changes in inventories	8,033	10,091	(16,302)
Purchases of raw materials	92,457	152,181	161,625
Purchases of finished products	20,459	27,751	23,169
Services costs	75,457	110,773	100,656
Employee benefits expenses	119,249	130,414	121,929
Depreciation and amortisation, net of government grants	20,724	20,177	20,065
Other	8,364	13,165	17,366
Total cost of sales, selling and administrative expenses	344,743	464,552	428,508

The following tables show in which caption is included the depreciation and amortisation, net of government grants.

	2023	2022	2021
Included in cost of sales
Depreciation of property, plant and equipment	6,535	6,234	5,970
Depreciation of right-of-use assets	2,102	2,120	1,923
Amortisation of intangible assets	2	2	2
Government grants	(1,503)	(1,414)	(1,252)
Total (a)	7,136	6,942	6,643
Included in selling expenses
Depreciation of property, plant and equipment	2,450	2,253	2,285
Depreciation of right-of-use assets	9,919	9,579	9,534
Amortisation of intangible assets	—	—	—
Total (b)	12,369	11,832	11,819
Included in administrative expenses
Depreciation of property, plant and equipment	325	298	320
Depreciation of right-of-use assets	—	135	249
Amortisation of intangible assets	1,039	1,029	1,088
Government grants	(145)	(59)	(54)
Total (c)	1,219	1,403	1,603
Total depreciation and amortisation (a+b+c)	20,724	20,177	20,065

The following tables show in which caption is included the employee benefits expenses.

	2023	2022	2021
Included in cost of sales
Salaries and wages	49,968	58,913	58,552
Social security contributions	14,825	17,788	14,696
Employees’ leaving entitlement	4,611	4,598	3,493
Other costs	3,458	5,053	3,605
Total (a)	72,862	86,352	80,346
Included in selling expenses
Salaries and wages	20,641	19,218	19,359
Social security contributions	3,716	3,507	3,512
Employees’ leaving entitlement	604	513	492
Other costs	1,010	1,377	878
Total (b)	25,971	24,615	24,241
Included in administrative expenses
Salaries and wages	15,376	14,345	12,666
Social security contributions	3,007	3,026	3,012
Employees’ leaving entitlement	643	657	619
Other costs	1,390	1,419	1,045
Total (c)	20,416	19,447	17,342
Total employee benefits expenses (a+b+c)	119,249	130,414	121,929